Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2017
Preferred stock, stated value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	95,000,000	95,000,000	95,000,000
Common stock, shares issued	71,501,667	71,501,667	68,613,541
Common stock, shares outstanding	71,501,667	71,501,667	68,613,541
Series A Convertible Preferred Stock [Member]
Preferred stock, stated value	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized	2,500	2,500	2,500
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0